RELATED PARTY TRANSACTIONS	3 Months Ended	10 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
RELATED PARTY TRANSACTIONS

NOTE 10 – RELATED PARTY TRANSACTIONS

Of the $71,316 in outstanding Company accounts payable at December 31, 2011, $66,361 is to a related party shareholder for legal services. A related party shareholder donated $90,000 in legal fee payments to the capital of the Company in 2011.